Nov-03-06 03:31pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-528 P.002/002 F-273

CIK 1163371

CERTNYS

NYSE Group

06061028

Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

RECD S.E.C.
NOV 0 3 2006
1086

1-33121

November 3, 2006

PROCESSED
NOV 0 9 2006
THOMSON
FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PETROBRAS INTERNATIONAL FINANCE COMPANY, 6.125% Global Notes due 2016 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 3, 2006. Tentative listing date – November 6, 2006.

Sincerely,

Paras Madho